Total
Schwab Core Equity Fund
Schwab® Core Equity Fund
Investment Objective
The fund seeks long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab Core Equity Fund Schwab Core Equity Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab Core Equity Fund Schwab Core Equity Fund
Management fees	0.47%
Distribution (12b-1) fees	none
Other expenses	0.26%
Total annual fund operating expenses	0.73%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab Core Equity Fund | Schwab Core Equity Fund | USD ($)	75	233	406	906

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
To pursue its investment objective, the fund invests primarily in U.S. stocks. Under normal circumstances, the fund pursues its goal by investing at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities of U.S. companies. The fund will notify its shareholders at least 60 days before changing this policy. The fund typically invests in common stocks of U.S. companies that have market capitalizations of approximately $500 million or more at the time of purchase. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the S&P 500® Index (the Index). The Index includes the common stocks of 500 leading U.S. publicly-traded companies from a broad range of industries.
The fund actively selects portfolio securities. To aid its stock selection, the fund uses Schwab Equity Ratings®, a model that assigns ratings to approximately 3,000 U.S.-traded stocks. In addition to using Schwab Equity Ratings, the portfolio managers utilize investment data and other analytics to help manage the fund’s portfolio.
Generally, when constructing the portfolio, the portfolio managers invest in stocks that are highly rated by Schwab Equity Ratings. As part of the portfolio construction process, the portfolio managers may also purchase lower-rated stocks or stocks that are not rated by Schwab Equity Ratings. This investment approach under normal conditions will result in a portfolio that maintains an overall weighting toward highly-rated stocks. For more information on Schwab Equity Ratings, please see the “More About Schwab’s Research” section in the prospectus.
When constructing the portfolio, the portfolio managers apply a research-driven, “bottom-up” approach focusing primarily on individual securities. Using both quantitative and qualitative techniques, the portfolio managers seek to identify attractive securities for equity investments. The companies are analyzed with respect to business quality, future return potential, and valuation. The portfolio managers assess the portfolio’s risk through a variety of quantitative and/or qualitative measures, as well as relative to the Index.
The fund may use a portfolio optimization process to assist in constructing the portfolio. A portfolio optimization process seeks to provide an optimal balance between risk and expected return, given parameters such as the number of stocks desired in the portfolio, the level of portfolio turnover, industry and sector diversification, and volatility considerations.
The fund may invest in derivatives, principally futures contracts, primarily to seek returns on the fund’s otherwise uninvested cash assets. A futures contract is a contract to buy or sell a specific financial instrument at a specified price at a specific future time. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
The fund may invest in exchange-traded funds (ETFs) and stocks of real estate investment trusts (REITs). The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. The fund also may invest in these types of securities or hold cash while looking for suitable investment opportunities. When the fund engages in such activities, it may not achieve its investment objective.

Principal Risks
The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. The investment techniques, risk analyses and portfolio optimization process the investment adviser may use in constructing the fund’s portfolio do not assure successful investment outcomes. Securities selected with the assistance of the investment process may be negatively impacted by factors or events not foreseen in developing the process. The portfolio optimization process and Schwab Equity Ratings may not adequately take into account certain factors or may rely on inaccurate data inputs, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs. The fund’s investment adviser may make investment decisions using historical information that may not produce the desired results in the future. As a result, the fund may have a lower return than if it were managed using another process or strategy.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
REITs Risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Portfolio Turnover Risk. The fund buys and sells portfolio securities actively. This may cause the fund’s portfolio turnover rate and transaction costs to rise, which may lower the fund’s performance and may increase the likelihood of capital gains distributions.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 20.88% Q2 2020 Worst Quarter: (21.37%) Q1 2020
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab Core Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Schwab Core Equity Fund	(17.95%)	6.60%	10.74%
After Taxes on Distributions | Schwab Core Equity Fund	(20.65%)	3.37%	7.66%
After Taxes on Distributions and Sale of Fund Shares | Schwab Core Equity Fund	(8.58%)	4.84%	8.16%
S&P 500 Index	(18.11%)	9.42%	12.56%

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.